Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes

20. Income Taxes
20.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2020	2019
Deferred tax assets(1)	$1,634	$1,455
Deferred tax liabilities(1)	383	406
Net deferred tax asset	$1,251	$1,049

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049
Acquisitions (disposals) through business combinations	—	—	—	—	—	(67)	(67)
Charged to statement of operations	(149)	494	—	62	(5)	(31)	371
Charged to other comprehensive income	(54)	—	—	(50)	(8)	—	(112)
Charged to equity, other than other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign exchange rate movements and Other	3	6	(1)	—	(3)	6	11
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251
(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887
Acquisitions (disposals) through business combinations	—	—	—	—	—	(48)	(48)
Charged to statement of operations	(263)	406	(9)	63	7	50	254
Charged to other comprehensive income	(52)	(9)	—	(10)	21	(1)	(51)
Charged to equity, other than other comprehensive income	—	—	—	—	—	9	9
Foreign exchange rate movements and Other	21	(13)	(4)	(4)	(9)	7	(2)
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049

(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, the Philippines, the UK and Indonesia, totaling $3,382 ($3,317 in 2019). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have net capital losses of $19 ($1 in 2019) for which a deferred tax asset of $4 ($1 in 2019) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $587 as of December 31, 2020 ($553 in 2019) primarily in the Philippines and Indonesia. We also have capital losses of $460 in the UK ($455 in 2019) and $169 in Canada ($178 in 2019) for which a deferred tax asset of $110 ($101 in 2019) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2030 and the capital losses can be carried forward indefinitely. The operating and capital losses in the UK can be carried forward indefinitely. The non-capital losses in the Philippines can be carried forward three years, and the non-capital losses in Indonesia can be carried forward five years. The capital losses in the U.S. can be carried forward five years and expire beginning in 2024.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2020, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $5,299 ($5,489 in 2019).
20.B Income Tax Expense (Benefit)
20.B.i In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2020	2019
Current income tax expense (benefit):
Current year	$859	$620
Adjustments in respect of prior years, including resolution of tax disputes	7	(80)
Total current income tax expense (benefit)	866	540
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(435)	(240)
Adjustments in respect of prior years, including resolution of tax disputes	48	(24)
Tax expense (benefit) arising from unrecognized tax losses	15	8
Tax rate and other legislative changes	1	2
Total deferred income tax expense (benefit)	(371)	(254)
Total income tax expense (benefit)	$495	$286

20.B.ii Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2020	2019
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(2)	$(12)
Deferred income tax benefit (expense)	(112)	(51)
Total recognized in other comprehensive income	(114)	(63)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	(1)	9
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(115)	$(54)

20.B.iii Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,		2020	2019
		%		%
Total net income (loss)	$2,792		$2,947
Add: Income tax expense (benefit)	495		286
Total net income (loss) before income taxes	$3,287		$3,233
Taxes at the combined Canadian federal and provincial statutory income tax rate	$871	26.5	$857	26.5
Increase (decrease) in rate resulting from:
Tax-exempt investment (income) loss	(253)	(7.7)	(260)	(8.0)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(218)	(6.6)	(194)	(6.0)
Adjustments in respect of prior years, including resolution of tax disputes	55	1.7	(104)	(3.2)
Tax (benefit) cost of unrecognized tax losses and tax credits	15	0.5	8	0.2
Tax rate and other legislative changes	1	—	2	0.1
Other	24	0.7	(23)	(0.8)
Total tax expense (benefit) and effective income tax rate	$495	15.1	$286	8.8

Tax-exempt investment (income) loss includes tax rate differences related to various types of investment income or losses that are taxed at rates lower than our statutory income tax rate. Examples include, but are not limited to, dividend income capital gains arising in Canada and changes in market values including those resulting from fluctuations in foreign exchange rates.

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 30%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, higher earnings in jurisdictions with higher statutory tax rates result in an increase of our tax expense, while earnings arising in tax jurisdictions with statutory rates lower than 26.5% reduce our tax expense. These differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions. The benefit reported in 2020 included higher income in jurisdictions with low statutory income tax rates compared to 2019.

Adjustments in respect of prior periods, including the resolution of tax disputes, relates mainly to the finalization of the prior year’s Canadian and U.S. tax filings in 2020. In 2019, it related to the resolution of Canadian tax matters and the finalization of the prior year's Canadian and U.S. tax filings.

Tax (benefit) cost of unrecognized tax losses and tax credits reflects unrecognized losses in Asia.

Tax rate and other legislative changes includes a remeasurement of our deferred tax balances in the UK due to the reversal of an enacted future corporate tax rate reduction, which has been partially offset by the remeasurement of our deferred tax balances in Canada due to an enacted corporate tax rate reduction in the province of Alberta. The Alberta tax rate reduction will decrease our statutory tax rate to 26.25% in 2021 and future years.
Other primarily reflects withholding taxes on distributions from our foreign subsidiaries and the benefit relating to investments in joint ventures in Asia. In 2019, Other also reflects the reversal of withholding taxes no longer expected to be paid.